Segmented Information - Non-current Assets by Geographical Region (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Disclosure of operating segments [line items]
Noncurrent assets	$ 1,589,615	$ 1,788,668
Canada
Disclosure of operating segments [line items]
Noncurrent assets	304,169	296,794
Mexico
Disclosure of operating segments [line items]
Noncurrent assets	54,344	79,852
USA
Disclosure of operating segments [line items]
Noncurrent assets	75,836	68,496
Peru
Disclosure of operating segments [line items]
Noncurrent assets	186,339	338,042
Brazil
Disclosure of operating segments [line items]
Noncurrent assets	180,380	186,740
Chile
Disclosure of operating segments [line items]
Noncurrent assets	77,650	83,482
Argentina
Disclosure of operating segments [line items]
Noncurrent assets	47,750	58,493
Ecuador
Disclosure of operating segments [line items]
Noncurrent assets	25,161	27,259
French Guiana
Disclosure of operating segments [line items]
Noncurrent assets	5,160	5,160
South Africa
Disclosure of operating segments [line items]
Noncurrent assets	293,562	294,707
Burkina Faso
Disclosure of operating segments [line items]
Noncurrent assets	34,135	35,927
Cote d'Ivoire
Disclosure of operating segments [line items]
Noncurrent assets	28,869	34,667
Türkiye
Disclosure of operating segments [line items]
Noncurrent assets	210,162	210,888
Mongolia
Disclosure of operating segments [line items]
Noncurrent assets	36,001	35,995
Australia
Disclosure of operating segments [line items]
Noncurrent assets	16,177	16,982
Fiji
Disclosure of operating segments [line items]
Noncurrent assets	13,622	14,886
Other
Disclosure of operating segments [line items]
Noncurrent assets	$ 298	$ 298